ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details)				1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 09, 2021 USD ($) $ / shares shares	Nov. 18, 2020 item	Nov. 18, 2020	Dec. 31, 2020 USD ($) item $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination use of proceeds percentage				80		80
Number of units sold | shares				4,500,000	34,500,000
Sale of Private Placement Warrants (in shares) | shares						19,300,000
Proceeds from sale of Private Placement Warrants						$ 11,700,000
Transaction Costs	$ 19,531,321
Underwriting fees	6,900,000
Deferred underwriting fee payable	12,075,000			$ 10,500,000		$ 12,075,000
Other offering costs	$ 556,321
Condition for future business combination number of businesses minimum		1	1	1		1
Payments for investment of cash in Trust Account						$ 345,000,000
Condition for future business combination threshold Percentage Ownership				50		50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent				15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Redemption period upon closure				10 days		10 days
Maximum Allowed Dissolution Expenses				$ 100,000		$ 100,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				7,800,000
Price of warrant | $ / shares				$ 1.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	34,500,000			30,000,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00		$ 10.00
Proceeds from issuance initial public offering	$ 345,000,000
Payments for investment of cash in Trust Account	$ 345,000,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares						34,500,000
Proposed Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares				30,000,000
Purchase price, per unit | $ / shares				$ 10.00
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	7,800,000			7,800,000		7,800,000
Price of warrant | $ / shares	$ 1.50			$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants	$ 11,700,000			$ 11,700,000		$ 11,700,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	4,500,000			34,500,000
Deferred underwriting fee payable				$ 12,075,000
Over-allotment option | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares						4,500,000
Purchase price, per unit | $ / shares				$ 10.00